PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 107.5%
Common Stocks
Aerospace & Defense 3.9%
Hexcel Corp.	2,009	$188,585
Karman Holdings, Inc.*	441	29,979
Mercury Systems, Inc.*	1,348	106,371
VSE Corp.	745	127,901
		452,836
Automobile Components 1.2%
Dorman Products, Inc.*	1,238	139,287
Banks 10.8%
Ameris Bancorp	2,433	207,413
Eastern Bankshares, Inc.	10,274	207,843
Enterprise Financial Services Corp.	2,493	144,145
First Bancorp	2,997	173,047
First Interstate BancSystem, Inc. (Class A Stock)	705	25,021
Heritage Financial Corp.	4,122	113,438
Horizon Bancorp, Inc.	6,389	115,641
Nicolet Bankshares, Inc.	634	92,868
Renasant Corp.	2,809	112,051
Wintrust Financial Corp.	406	61,131
		1,252,598
Biotechnology 7.3%
Arcutis Biotherapeutics, Inc.*	6,135	142,455
CG oncology, Inc.*	906	60,466
Immunovant, Inc.*	3,742	101,577
Newamsterdam Pharma Co. NV (Netherlands)*(a)	3,437	98,161
Palvella Therapeutics, Inc.*	579	74,297
Protagonist Therapeutics, Inc.*	1,122	111,044
Scholar Rock Holding Corp.*	2,859	133,258
Twist Bioscience Corp.*	2,148	125,551
		846,809
Building Products 1.7%
Griffon Corp.	1,013	92,355
Hayward Holdings, Inc.*	6,804	102,128
		194,483
Capital Markets 3.2%
Acadian Asset Management, Inc.	2,994	201,646
Marex Group PLC (United Kingdom)	1,622	86,534
Moelis & Co. (Class A Stock)	1,195	77,818
		365,998
Chemicals 2.5%
Avient Corp.	2,927	108,533
Element Solutions, Inc.	4,228	180,071
		288,604
Commercial Services & Supplies 0.4%
Casella Waste Systems, Inc. (Class A Stock)*	663	52,543

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.2%
Viavi Solutions, Inc.*	2,652	$138,965
Construction & Engineering 2.1%
Argan, Inc.	99	66,328
Centuri Holdings, Inc.*	1,052	39,555
Concrete Pumping Holdings, Inc.*	6,332	50,149
Construction Partners, Inc. (Class A Stock)*	684	84,584
		240,616
Consumer Finance 0.6%
LendingTree, Inc.*	1,489	73,839
Consumer Staples Distribution & Retail 1.6%
Chefs’ Warehouse, Inc. (The)*	2,341	181,662
Electric Utilities 2.0%
IDACORP, Inc.	1,547	228,554
Electrical Equipment 1.6%
Allient, Inc.	1,016	77,399
Powell Industries, Inc.	385	106,749
		184,148
Electronic Equipment, Instruments & Components 2.5%
Benchmark Electronics, Inc.	358	29,374
Mirion Technologies, Inc.*	3,490	68,927
TTM Technologies, Inc.*	1,173	185,592
		283,893
Energy Equipment & Services 3.3%
Cactus, Inc. (Class A Stock)	2,183	121,637
Expro Group Holdings NV*	7,090	129,109
Solaris Energy Infrastructure, Inc.	1,767	130,475
		381,221
Financial Services 1.0%
Flywire Corp.*	8,341	112,687
Food Products 1.3%
Freshpet, Inc.*	1,613	108,684
Utz Brands, Inc.	5,814	46,279
		154,963
Gas Utilities 1.2%
Chesapeake Utilities Corp.	1,146	144,533
Health Care Equipment & Supplies 1.9%
Glaukos Corp.*	1,103	158,468
IRhythm Holdings, Inc.*	503	64,967
		223,435
Health Care Providers & Services 3.9%
Concentra Group Holdings Parent, Inc.	3,768	84,667
Guardant Health, Inc.*	786	68,445

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Guardian Pharmacy Services, Inc. (Class A Stock)*	1,450	$53,795
LifeStance Health Group, Inc.*	16,258	123,073
Option Care Health, Inc.*	1,814	36,879
RadNet, Inc.*	1,397	79,000
		445,859
Health Care REITs 0.1%
Janus Living, Inc. (Class A Stock) *	355	9,315
Hotel & Resort REITs 0.5%
Summit Hotel Properties, Inc.	10,808	53,716
Hotels, Restaurants & Leisure 3.1%
Black Rock Coffee Bar, Inc. (Class A Stock)*	2,153	26,439
Churchill Downs, Inc.	985	99,475
Penn Entertainment, Inc.*	2,648	46,234
Shake Shack, Inc. (Class A Stock)*	1,467	150,309
Target Hospitality Corp.*	2,544	36,990
		359,447
Household Durables 0.6%
Century Communities, Inc.	1,342	75,179
Insurance 3.3%
Axis Capital Holdings Ltd.	1,581	158,748
Exzeo Group, Inc.*	890	14,418
Lincoln National Corp.	3,933	148,707
Skyward Specialty Insurance Group, Inc.*	1,333	60,585
		382,458
Life Sciences Tools & Services 0.8%
Adaptive Biotechnologies Corp.*	2,513	35,433
Sotera Health Co.*	3,351	52,142
		87,575
Machinery 4.4%
Enerpac Tool Group Corp.	1,590	55,809
Gates Industrial Corp. PLC*	6,503	166,542
Helios Technologies, Inc.	1,583	108,277
Terex Corp.	1,148	71,406
Trinity Industries, Inc.	3,186	103,895
		505,929
Marine Transportation 1.3%
Kirby Corp.*	969	145,873
Metals & Mining 3.6%
Eldorado Gold Corp. (Turkey)	8,479	263,612
ERO Copper Corp. (Brazil)*	6,065	156,780
		420,392
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Ladder Capital Corp.	9,670	99,408

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Office REITs 0.9%
Cousins Properties, Inc.	4,218	$108,023
Oil, Gas & Consumable Fuels 3.8%
Chord Energy Corp.	753	109,637
Crescent Energy Co. (Class A Stock)	11,381	153,074
Gulfport Energy Corp.*	916	176,367
		439,078
Pharmaceuticals 2.3%
Amylyx Pharmaceuticals, Inc.*	1,475	23,600
Prestige Consumer Healthcare, Inc.*	850	47,872
Tarsus Pharmaceuticals, Inc.*	2,426	154,318
VeraDermics, Inc.*	384	38,016
		263,806
Professional Services 2.1%
First Advantage Corp.*(a)	2,563	32,704
Huron Consulting Group, Inc.*	960	125,438
Korn Ferry	555	36,874
Public Policy Holding Co., Inc.(a)	3,242	45,453
		240,469
Real Estate Management & Development 0.4%
Cushman & Wakefield Ltd.*	3,666	51,471
Residential REITs 0.9%
Independence Realty Trust, Inc.	5,335	87,014
UMH Properties, Inc.	1,316	20,464
		107,478
Retail REITs 1.4%
Urban Edge Properties	7,438	163,041
Semiconductors & Semiconductor Equipment 9.4%
Credo Technology Group Holding Ltd.*	517	89,963
Impinj, Inc.*	410	59,417
Lattice Semiconductor Corp.*	1,041	127,294
Onto Innovation, Inc.*	861	254,047
Semtech Corp.*	2,076	218,084
SiTime Corp.*	202	113,554
Tower Semiconductor Ltd. (Israel)*	955	211,103
Universal Display Corp.	214	18,637
		1,092,099
Software 5.2%
Agilysys, Inc.*	642	41,127
AvePoint, Inc.*	6,466	63,044
Cipher Digital, Inc.*	3,765	66,791
I3 Verticals, Inc. (Class A Stock)*	1,756	39,598
Intapp, Inc.*	3,229	72,491
JFrog Ltd.*	1,128	52,384
Q2 Holdings, Inc.*	1,892	96,019
ServiceTitan, Inc. (Class A Stock)*	1,042	61,957
Terawulf, Inc.*(a)	5,218	113,387
		606,798

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs 0.9%
National Storage Affiliates Trust	2,344	$99,761
Specialty Retail 2.3%
Boot Barn Holdings, Inc.*	481	82,468
Five Below, Inc.*	423	99,684
Warby Parker, Inc. (Class A Stock)*	3,651	80,760
		262,912
Textiles, Apparel & Luxury Goods 2.3%
Figs, Inc. (Class A Stock)*	5,919	88,548
Kontoor Brands, Inc.	1,892	138,797
Wolverine World Wide, Inc.	2,044	34,789
		262,134
Trading Companies & Distributors 1.8%
Herc Holdings, Inc.	402	51,022
Rush Enterprises, Inc. (Class A Stock)	2,125	157,313
		208,335

Total Long-Term Investments (cost $8,633,652)		12,432,230

Short-Term Investments 2.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	92,701	92,701
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $243,767; includes $243,123 of cash collateral for securities on loan)(b)(wb)	243,940	243,793

Total Short-Term Investments (cost $336,468)		336,494

TOTAL INVESTMENTS 110.4% (cost $8,970,120)		12,768,724
Liabilities in excess of other assets (10.4)%		(1,207,788)

Net Assets 100.0%		$11,560,936

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $245,930; cash collateral of $243,123 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Small-Cap Core Equity Fund